UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CarVal Investors, LLC
Address:  12700 Whitewater Drive, MS 144, MINNETONKA, MN 55343

13 File Number: 28-12737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      UZI ROSHA
Title:     CHIEF COMPLIANCE OFFICER
Phone:     952-984-3447
Signature, Place and Date of Signing:

      12700 Whitewater Drive
      Minnetonka, MN 55343
      February 14, 2012

Additional Information:

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $1,163,733 (thousands)

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --
  AMERICAN INTL GROUP INC        W EXP 01/19/202  026874156  63915   2754975  SH          SOLE            2754975    0       0

  BP PLC                         CALL             055622904  25644   600000   SH   CALL   SOLE            600000     0       0

  CEMEX SAB DE CV                CALL		  151290909  8160    1514000  SH   CALL	  SOLE		  1514000    0       0

  CITIGROUP INC                  UNIT 99/99/9999  172967416  4050    50000    SH          SOLE            50000      0       0

  CITIGROUP INC                  CALL             172967904  21048   800000   SH   CALL   SOLE            800000     0       0

  CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109  6370    507573   SH          SOLE            507573     0       0

  COMPANHIA SIDERURGICA NACION	 CALL             20440W905  1227    150000   SH   CALL   SOLE            150000     0       0

  DANA HLDG CORP                 COM              235825205  300     24708    SH          SOLE            24708      0       0

  PORTLAND GEN ELEC CO           COM NEW          736508847  22300   881773   SH          SOLE            881773     0       0

  SPDR S&P 500 ETF TR            PUT              78462F953  1004000 8000000  SH   PUT    SOLE            8000000    0       0

  TRANSOCEAN LTD                 CALL             H8817H900  6718    175000   SH   CALL   SOLE            175000     0       0
